Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions

34   Related party transactions

The following significant transactions were carried out between the Group and its related parties during the years ended December 31, 2019, 2020 and 2021. In the opinion of the Directors of the Company, the related party transactions were carried out in the normal course of business and at terms negotiated between the Group and the respective related parties.

(a)	Names and relationships with related parties

The following companies are related parties of the Group that had balances and/or transactions with the Group during the years ended December 31, 2019, 2020 and 2021.

Name of related parties	Relationship with the Group
Sen Rong Limited(i)	A shareholder that has significant influence over the Group
Rong Chang Limited(i)	A shareholder that has significant influence over the Group
Bo Yu	A shareholder that has significant influence over the Group
Ping An Group	Ultimate parent company of Bo Yu
Subsidiaries of Ping An Group	Controlled by Ping An Group
Puhui Lixin	Significant influenced by the Group
SBI Japan (ii)	Significant influenced by the Group
Open Portal Guangxi	Significant influenced by the Group
(i)

Sen Rong Limited and Rong Chang Limited has entered into an acting-in-concert agreement in 2020 and an amended and restarted agreement in 2021. As a result, Rong Chang and Sen Rong as a concert group were collectively interested in approximately 32.37% of the total issued capital of the Company.

(ii)	On October of 2021, the Group disposed the investment of SBI Japan(Note 14) and no longer have significant influence over it.
(b)	Key management personnel compensations

Key management includes directors (executive and non-executive) and senior officers. The compensations paid or payable by the Group to key management for employee services are shown below:

	For the year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000

Wages and salaries	21,661	29,115	28,163
Welfare and other benefits	2,108	1,385	772
Share-based payments	1,166	3,627	4,187
	24,935	34,127	33,122

34    Related party transactions (Continued)

(c)	Significant transactions with related parties

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Revenue
Ping An Group and its subsidiaries*	998,749	1,730,038	2,315,220
Puhui Lixin	8,406	4,189	—
	1,007,155	1,734,227	2,315,220
*The Group provided lending solution services to a subsidiary of Ping An Group while the subsidiary of Ping An Group was not being charged. The service fee was charged to the respective borrowers directly. The revenue generated from such transactions for the years ended December 31, 2019, 2020 and 2021, was not included in the above revenue from Ping An Group and its subsidiaries, amounted to RMB10,479,256, RMB5,290,568 and RMB Nil, respectively.

The Group also provided lending solution services to third party lenders through contractual arrangements made with another subsidiary of Ping An Group, while the Group directly charged the related service fees to the subsidiary of Ping An Group. The revenue generated from such transactions for the years ended December 31, 2019, 2020 and 2021, was included in the above revenue from Ping An Group and its subsidiaries, amounted to RMB14,495,191, RMB3,230,878 and RMB Nil, respectively.

Revenue generated by providing implementation and support service jointly with Ping An Technology (Shenzhen) Co., Ltd, a related party, for the years ended December 31, 2019, 2020 and 2021 amounted to RMB4,240,432, RMB6,546,653 and RMB8,308,537, respectively.

Purchase of services
Ping An Group and its subsidiaries	758,505	1,285,595	1,534,302

Net gain on disposal of property and equipment and intangible asset
Ping An Group and its subsidiaries	13,321	—	—

Net gain from wealth management products consolidated by related parties
Ping An Group and its subsidiaries	36,732	8,704	26,249

Net loss on derivatives
Ping An Group and its subsidiaries	(244)	(281,691)	(169,545)

Investment income from loan to related party
Ping An Group and its subsidiaries	417	—	—

Interest income on bank deposits
Ping An Group and its subsidiaries	77,824	28,129	12,037

Leasing payment
Ping An Group and its subsidiaries	19,623	19,991	19,849

Interest expenses
Ping An Group and its subsidiaries	82,475	32,575	15,914

34	Related party transactions (Continued)

(d)	Year end balances with related parties

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Trade receivables
Ping An Group and its subsidiaries (i)	480,994	442,694
Puhui Lixin (i)	230	—
SBI Japan (i)	5,439	—
Open Portal Guangxi (i)	2,000	—
	488,663	442,694
Contract assets
Ping An Group and its subsidiaries	40,381	17,746

Prepayment and other receivables
Ping An Group and its subsidiaries (i)	239,281	531,327
Open Portal Guangxi (i)	—	3,515
	239,281	534,842

Financial assets at fair value through profit or loss (Note 21)
Ping An Group and its subsidiaries	585,368	599,540

Cash and restricted cash
Ping An Group and its subsidiaries	2,018,073	1,131,585

Trade and other payables
Ping An Group and its subsidiaries (i)	733,526	1,178,438
Open Portal Guangxi (i)	—	362
	733,526	1,178,800

Contract liabilities
Ping An Group and its subsidiaries	29,921	19,018

Short‑term borrowings
Ping An Group and its subsidiaries	705,482	300,805

Derivative financial liabilities
Ping An Group and its subsidiaries	165,880	190,971
(i)	The balances with related parties were unsecured, interest-free and repayable on demand.